SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Calculation of basic and diluted net loss per common stock (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net loss	$ (329,981)	$ (2,811)	$ (424,610)	$ (451,252)	$ (332,792)	$ (875,862)
Denominator:
Weighted average number of shares outstanding, basic income	5,302,490		4,639,643		4,971,066	4,639,643
Weighted average number of shares outstanding, diluted income	5,302,490		4,639,643		4,971,066	4,639,643
Basic loss per share	$ (0.06)		$ (0.09)		$ (0.07)	$ (0.19)
Diluted loss per share	$ (0.06)		$ (0.09)		$ (0.07)	$ (0.19)
Digital Health Acquisition Corp.
Numerator:
Net loss							$ (4,413,866)	$ (3,242,501)
Denominator:
Weighted average number of shares outstanding, basic income							4,168,567	12,741,219
Weighted average number of shares outstanding, diluted income							4,168,567	12,741,219
Basic loss per share							$ (0.45)	$ (0.25)
Diluted loss per share							$ (0.45)	$ (0.25)